Junior Subordinated Debentures Held By Trusts That Issued Capital Debt (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 16, 2009
Debt Instrument [Line Items]
Tier 1 capital elements	11.76%		25.00%
Tier 2 capital elements			25.00%
Summary of Capital Securities and Junior Subordinated Debentures (Textual) [Abstract]
Junior subordinated debentures issued	$ 92,800,000	$ 92,800,000
Deconsolidated capital securities	25.00%
Limited capital securities and other restricted core capital elements, net of goodwill	25.00%
Extension period of bank holding	2 years
Amount available for payment of Dividend	$ 0
Sun Statutory Trust VII [Member]
Debt Instrument [Line Items]
Trust VII of Fixed Rate Cap	6.24%
Period for Which Rate Is Fixed	5 years
Variable Interest Rate points	1.35%
Variable Interest Rate description	Beginning in year six a variable rate of London Interbank Offered Rate ("LIBOR") plus 1.35%
Sun Capital Trust VII [Member]
Debt Instrument [Line Items]
Trust VII of Fixed Rate Cap	6.428%
Period for Which Rate Is Fixed	5 years
Variable Interest Rate points	1.53%
Variable Interest Rate description	Beginning in year six a variable rate of LIBOR plus 1.53%